Insurance	6 Months Ended
Apr. 30, 2025
Insurance service result [abstract]
Insurance
Note 5: Insurance
Insurance Results
Insurance service results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024

Insurance revenue	$474	$434	$944	$867
Insurance service expenses	(339)	(305)	(690)	(602)
Net expenses from reinsurance contracts	(12)	(30)	(40)	(67)
Insurance service results	$123	$99	$214	$198
Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Investment return	$(258)	$(215)	$301	$1,068
Insurance finance (expense) from insurance and reinsurance contracts held	261	213	(212)	(1,012)
Movement in investment contract liabilities	(7)	27	(33)	(40)
Insurance investment results	$(4)	$25	$56	$16
Insurance Contract Liabilities
Insurance contract liabilities by remaining coverage and incurred claims comprise the following:

(Canadian $ in millions)	For the three months ended April 30, 2025			For the three months ended April 30, 2024
	Liabilities for remaining coverage	Liabilities for incurred claims	Total	Liabilities for remaining coverage	Liabilities for incurred claims	Total
Insurance contract liabilities, beginning of period	$17,814	$218	$18,032	$15,032	$225	$15,257
Insurance service results	(763)	651	(112)	(398)	290	(108)
Net finance expenses from insurance contracts	(249)	-	(249)	(195)	-	(195)
Total cash flows	828	(675)	153	437	(303)	134
Other changes in the net carrying amount of the insurance contract	(1)	(7)	(8)	1	2	3
Insurance contract liabilities, end of period (1)	$17,629	$187	$17,816	$14,877	$214	$15,091

(Canadian $ in millions)	For the six months ended April 30, 2025			For the six months ended April 30, 2024
	Liabilities for remaining coverage	Liabilities for incurred claims	Total	Liabilities for remaining coverage	Liabilities for incurred claims	Total
Insurance contract liabilities, beginning of period	$17,047	$201	$17,248	$13,114	$235	$13,349
Insurance service results	(1,186)	972	(214)	(783)	553	(230)
Net finance expenses from insurance contracts	282	-	282	1,072	-	1,072
Total cash flows	1,486	(983)	503	1,474	(573)	901
Other changes in the net carrying amount of the insurance contract	-	(3)	(3)	-	(1)	(1)
Insurance contract liabilities, end of period (1)	$17,629	$187	$17,816	$14,877	$214	$15,091

(1)	The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $ 104 million as at April 30, 2025 and $115 million as at April 30, 2024.
Contractual service margin (CSM) from contracts issued was $13 million and $31 million for the three and six months ended April 30, 2025, respectively ($20 million and $60 million for the three and six months ended April 30, 2024, respectively). Total CSM as at April 30, 2025 was $1,543 million ($1,550 million as at October 31, 2024). This excludes the impact of any reinsurance held, which is not significant to the bank. Onerous contract losses for the three and six months ended April 30, 2025 and 2024 were not material.
We use the following rates for discounting fulfilment cash flows for our insurance contract liabilities, which are based on a risk-free yield adjusted for an illiquidity premium that reflects the liquidity characteristics of the liabilities:

Portfolio duration:	April 30, 2025	October 31, 2024
1 year	3.47%	4.16%
3 years	3.72%	4.17%
5 years	4.04%	4.35%
10 years	4.72%	4.82%
20 years	5.25%	5.15%
30 years	5.09%	4.98%
Ultimate	5.00%	5.00%